Investments - Plan's Assets at Fair Value (Details) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Total investments, at fair value		$ 80,110,514	$ 79,106,174
Mutual Funds [Member]
Investments [Abstract]
Total investments, at fair value		48,648,003	46,949,928
Pooled Separate Accounts [Member]
Investments [Abstract]
Total investments, at fair value		26,665,290	24,805,340
Artesian Resources Corporation Class A Non-voting Common Stock [Member]
Investments [Abstract]
Total investments, at fair value		2,666,229	4,317,229
Investments in Fair Value Hierarchy [Member]
Investments [Abstract]
Total investments, at fair value		77,979,522	76,072,497
Common Collective Trust [member]
Investments [Abstract]
Total investments, at fair value	[1]	2,130,992	3,033,677
Level 1 [Member]
Investments [Abstract]
Total investments, at fair value		51,314,232	51,267,157
Level 1 [Member] | Mutual Funds [Member]
Investments [Abstract]
Total investments, at fair value		48,648,003	46,949,928
Level 1 [Member] | Pooled Separate Accounts [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 1 [Member] | Artesian Resources Corporation Class A Non-voting Common Stock [Member]
Investments [Abstract]
Total investments, at fair value		2,666,229	4,317,229
Level 1 [Member] | Investments in Fair Value Hierarchy [Member]
Investments [Abstract]
Total investments, at fair value		51,314,232	51,267,157
Level 1 [Member] | Common Collective Trust [member]
Investments [Abstract]
Total investments, at fair value	[1]	0	0
Level 2 [Member]
Investments [Abstract]
Total investments, at fair value		26,665,290	24,805,340
Level 2 [Member] | Mutual Funds [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 2 [Member] | Pooled Separate Accounts [Member]
Investments [Abstract]
Total investments, at fair value		26,665,290	24,805,340
Level 2 [Member] | Artesian Resources Corporation Class A Non-voting Common Stock [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 2 [Member] | Investments in Fair Value Hierarchy [Member]
Investments [Abstract]
Total investments, at fair value		26,665,290	24,805,340
Level 2 [Member] | Common Collective Trust [member]
Investments [Abstract]
Total investments, at fair value	[1]	0	0
Level 3 [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 3 [Member] | Mutual Funds [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 3 [Member] | Pooled Separate Accounts [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 3 [Member] | Artesian Resources Corporation Class A Non-voting Common Stock [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 3 [Member] | Investments in Fair Value Hierarchy [Member]
Investments [Abstract]
Total investments, at fair value		0	0
Level 3 [Member] | Common Collective Trust [member]
Investments [Abstract]
Total investments, at fair value	[1]	$ 0	$ 0

[1]	Certain investments for which fair value is measured using the NAV per share as the practical expedient have not been categorized within the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.